PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

        Property and equipment, net of accumulated depreciation at December 31, 2011 and 2010 consists of the following:

	2011	2010
Computer equipment	$520,647	$417,840
Office equipment	388,659	163,653
Equipment	378,147	500,130

	1,287,453	1,081,623
Accumulated depreciation and amortization	(426,089)	(445,847)

	$861,364	$635,776

        There was no construction in progress as of December 31, 2011 or December 31, 2010.